SHARE-BASED COMPENSATION (Details 4) - Ceo Performance Award [Member]	12 Months Ended
Sep. 30, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued during the period	103,692
Stock Compensation | $	$ 46,700,924
Russell Index Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of O/S Shares	2.00%
Shares O/S	21,386
Shares issued during the period	428
Stock Price | $ / shares	$ 9,225
Stock Compensation | $	$ 3,945,799
Feature Milestone [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of O/S Shares	5.00%
Shares O/S	39,897
Shares issued during the period	1,995
Stock Price | $ / shares	$ 5,625
Stock Compensation | $	$ 11,221,088
Non Usa Distribution [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of O/S Shares	2.00%
Shares O/S	54,718
Shares issued during the period	1,094
Stock Price | $ / shares	$ 6,075
Stock Compensation | $	$ 6,648,217
Capital Benchmark November 92022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of O/S Shares	2.00%
Shares O/S	63,923
Shares issued during the period	1,278
Stock Price | $ / shares	$ 4,500
Stock Compensation | $	$ 5,753,090
Usa Distribution [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of O/S Shares	2.00%
Shares O/S	75,274
Shares issued during the period	1,505
Stock Price | $ / shares	$ 6,750
Stock Compensation | $	$ 10,161,979
Vehicle Delivery Pilot [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of O/S Shares	2.00%
Shares O/S	37,079
Shares issued during the period	742
Stock Price | $ / shares	$ 7,650
Stock Compensation | $	$ 5,673,024
Capital Benchmark June 132023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of O/S Shares	1.00%
Shares O/S	292,533
Shares issued during the period	2,925
Stock Price | $ / shares	$ 207
Stock Compensation | $	$ 605,542
Capital Benchmark July 52023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of O/S Shares	1.00%
Shares O/S	714,863
Shares issued during the period	7,149
Stock Price | $ / shares	$ 53
Stock Compensation | $	$ 378,877
Vehicle Delivery [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of O/S Shares	2.00%
Shares O/S	1,844,064
Shares issued during the period	36,881
Stock Price | $ / shares	$ 27
Stock Compensation | $	$ 985,468
Accelerated Development Milestone [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of O/S Shares	2.00%
Shares O/S	2,484,730
Shares issued during the period	49,695
Stock Price | $ / shares	$ 27
Stock Compensation | $	$ 1,327,840